Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

January 31, 2021

LCSK6-QTLY-0321
1.9883969.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	6,208	$339,888
Entertainment - 2.8%
Activision Blizzard, Inc.	2,662	242,242
Nintendo Co. Ltd. ADR	3,272	236,467
The Walt Disney Co.	4,845	814,784
Vivendi SA	16,971	521,469
		1,814,962
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (a)	182	332,580
Class C (a)	158	290,047
Match Group, Inc. (a)	1,476	206,433
		829,060
Media - 3.8%
Comcast Corp. Class A	45,274	2,244,232
Interpublic Group of Companies, Inc.	11,143	268,212
		2,512,444

TOTAL COMMUNICATION SERVICES		5,496,354

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.6%
BorgWarner, Inc.	9,661	405,665
Automobiles - 0.8%
General Motors Co.	10,185	516,176
Distributors - 0.1%
LKQ Corp. (a)	1,426	50,038
Hotels, Restaurants & Leisure - 0.2%
Elior SA (b)	4,100	25,898
Marriott International, Inc. Class A	473	55,015
Starbucks Corp.	796	77,061
		157,974
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	2,724	391,166
Sony Corp. sponsored ADR	999	95,614
Whirlpool Corp.	2,254	417,193
		903,973
Internet & Direct Marketing Retail - 1.1%
Expedia, Inc.	1,333	165,425
Ocado Group PLC (a)	463	17,617
The Booking Holdings, Inc. (a)	270	524,969
		708,011
Specialty Retail - 1.2%
Lowe's Companies, Inc.	4,593	766,342

TOTAL CONSUMER DISCRETIONARY		3,508,179

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR (c)	477	29,903
Diageo PLC sponsored ADR	1,673	268,132
Keurig Dr. Pepper, Inc.	2,483	78,959
The Coca-Cola Co.	11,252	541,784
		918,778
Food & Staples Retailing - 0.8%
Performance Food Group Co. (a)	2,802	131,358
Sysco Corp.	5,446	389,443
		520,801
Food Products - 0.1%
Lamb Weston Holdings, Inc.	650	48,555
Household Products - 0.2%
Colgate-Palmolive Co.	87	6,786
Spectrum Brands Holdings, Inc.	1,891	142,903
		149,689
Personal Products - 0.1%
Unilever PLC	1,219	70,859
Tobacco - 3.4%
Altria Group, Inc.	43,369	1,781,599
British American Tobacco PLC sponsored ADR	10,626	388,380
		2,169,979

TOTAL CONSUMER STAPLES		3,878,661

ENERGY - 7.8%
Energy Equipment & Services - 0.2%
Subsea 7 SA (a)	11,579	108,767
Oil, Gas & Consumable Fuels - 7.6%
Cabot Oil & Gas Corp.	2,570	47,108
Cenovus Energy, Inc. (Canada)	88,953	525,197
Exxon Mobil Corp.	56,699	2,542,383
Hess Corp.	15,284	825,030
Kosmos Energy Ltd.	93,371	207,284
Phillips 66 Co.	3,969	269,098
Royal Dutch Shell PLC Class B sponsored ADR	15,689	547,389
		4,963,489

TOTAL ENERGY		5,072,256

FINANCIALS - 16.5%
Banks - 11.2%
Bank of America Corp.	68,549	2,032,478
JPMorgan Chase & Co.	7,200	926,424
M&T Bank Corp.	866	114,719
PNC Financial Services Group, Inc.	5,155	739,846
Truist Financial Corp.	11,567	554,985
U.S. Bancorp	9,896	424,044
Wells Fargo & Co.	84,024	2,510,637
		7,303,133
Capital Markets - 3.2%
KKR & Co. LP	7,377	287,334
Morgan Stanley	4,844	324,790
Northern Trust Corp.	8,009	714,323
Raymond James Financial, Inc.	1,444	144,299
State Street Corp.	8,981	628,670
		2,099,416
Consumer Finance - 0.6%
Discover Financial Services	4,368	364,903
Insurance - 0.3%
Chubb Ltd.	1,065	155,139
The Travelers Companies, Inc.	402	54,793
		209,932
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	12,858	150,696
Radian Group, Inc.	32,243	619,066
		769,762

TOTAL FINANCIALS		10,747,146

HEALTH CARE - 15.8%
Biotechnology - 1.1%
AbbVie, Inc.	1,193	122,259
ADC Therapeutics SA (a)	1,749	49,969
Alnylam Pharmaceuticals, Inc. (a)	761	114,515
Crinetics Pharmaceuticals, Inc. (a)	1,698	24,366
Gritstone Oncology, Inc. (a)	1,002	18,136
Heron Therapeutics, Inc. (a)	630	10,937
Insmed, Inc. (a)	3,045	114,462
Intercept Pharmaceuticals, Inc. (a)(c)	5,706	201,079
Vaxcyte, Inc.	956	23,451
		679,174
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	815	213,359
Boston Scientific Corp. (a)	17,900	634,376
		847,735
Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	1,782	185,684
Cardinal Health, Inc.	6,897	370,576
Centene Corp. (a)	1,119	67,476
Cigna Corp.	4,146	899,889
Covetrus, Inc. (a)	2,460	83,812
CVS Health Corp.	12,015	860,875
McKesson Corp.	4,308	751,617
UnitedHealth Group, Inc.	2,724	908,672
		4,128,601
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,429	16,784
Pharmaceuticals - 7.1%
Bayer AG	11,920	721,433
Bristol-Myers Squibb Co.	22,587	1,387,519
Eli Lilly & Co.	700	145,579
GlaxoSmithKline PLC sponsored ADR	22,098	823,151
Intra-Cellular Therapies, Inc. (a)	866	27,842
Johnson & Johnson	7,016	1,144,520
Pliant Therapeutics, Inc.	1,415	34,823
Sanofi SA sponsored ADR	5,217	246,295
TherapeuticsMD, Inc. (a)(c)	43,465	71,717
		4,602,879

TOTAL HEALTH CARE		10,275,173

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.7%
Airbus Group NV	1,548	155,663
General Dynamics Corp.	938	137,586
Huntington Ingalls Industries, Inc.	682	107,299
MTU Aero Engines Holdings AG	155	36,115
Raytheon Technologies Corp.	1,190	79,409
Safran SA (a)	413	51,917
The Boeing Co.	2,762	536,353
		1,104,342
Air Freight & Logistics - 2.6%
FedEx Corp.	1,968	463,149
United Parcel Service, Inc. Class B	8,080	1,252,400
		1,715,549
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	622	59,134
Building Products - 0.2%
Johnson Controls International PLC	1,874	93,363
Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,230	147,895
Hubbell, Inc. Class B	859	133,660
Vertiv Holdings Co.	26	523
Vertiv Holdings LLC (d)	29,000	583,480
		865,558
Industrial Conglomerates - 6.8%
3M Co.	1,182	207,630
General Electric Co.	395,361	4,222,452
		4,430,082
Machinery - 1.2%
Caterpillar, Inc.	231	42,236
Cummins, Inc.	418	97,988
Epiroc AB Class A	2,100	40,347
Flowserve Corp.	3,496	124,318
Fortive Corp.	1,884	124,495
Otis Worldwide Corp.	1,393	90,057
Stanley Black & Decker, Inc.	594	103,053
Westinghouse Air Brake Co.	2,289	169,867
		792,361
Professional Services - 0.1%
Equifax, Inc.	255	45,163
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	9,167	366,680
Lyft, Inc. (a)	2,391	106,304
Ryder System, Inc.	2,689	168,305
		641,289
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	342	14,226

TOTAL INDUSTRIALS		9,761,067

INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment & Components - 0.3%
CDW Corp.	302	39,761
Vontier Corp. (a)	5,014	162,604
		202,365
IT Services - 3.8%
Amadeus IT Holding SA Class A	1,900	121,302
Edenred SA	2,100	114,094
Fidelity National Information Services, Inc.	3,196	394,578
Genpact Ltd.	2,935	112,352
IBM Corp.	814	96,956
MasterCard, Inc. Class A	562	177,755
Snowflake Computing, Inc.	41	11,170
Twilio, Inc. Class A (a)	80	28,754
Unisys Corp. (a)	12,153	290,335
Visa, Inc. Class A	5,818	1,124,329
		2,471,625
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	800	117,864
Applied Materials, Inc.	1,554	150,241
Intel Corp.	4,560	253,126
Lam Research Corp.	148	71,625
Marvell Technology Group Ltd.	2,659	136,832
Qualcomm, Inc.	11,137	1,740,490
		2,470,178
Software - 8.5%
Autodesk, Inc. (a)	627	173,949
Dynatrace, Inc. (a)	1,990	82,605
Elastic NV (a)	1,604	243,744
Microsoft Corp.	18,147	4,209,378
PTC, Inc. (a)	885	117,625
SAP SE sponsored ADR (c)	5,083	641,475
Workday, Inc. Class A (a)	210	47,781
		5,516,557
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	17,057	2,250,842
Samsung Electronics Co. Ltd.	1,590	116,578
		2,367,420

TOTAL INFORMATION TECHNOLOGY		13,028,145

MATERIALS - 2.4%
Chemicals - 1.3%
DuPont de Nemours, Inc.	7,227	574,185
Intrepid Potash, Inc. (a)	72	1,637
Livent Corp. (a)	266	4,847
Nutrien Ltd.	3,596	177,107
PPG Industries, Inc.	768	103,457
		861,233
Metals & Mining - 1.1%
BHP Billiton Ltd. sponsored ADR (c)	5,203	347,456
Freeport-McMoRan, Inc.	13,466	362,370
		709,826

TOTAL MATERIALS		1,571,059

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	774	175,977
Equinix, Inc.	100	73,996
Simon Property Group, Inc.	2,400	223,032
		473,005
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	576	54,910
Southern Co.	1,643	96,806
		151,716
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	2,171	45,786
Sempra Energy	108	13,366
		59,152

TOTAL UTILITIES		210,868

TOTAL COMMON STOCKS
(Cost $53,109,206)		64,021,913

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.09% (e)	983,852	984,049
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	1,468,111	1,468,258
TOTAL MONEY MARKET FUNDS
(Cost $2,452,307)		2,452,307
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $55,561,513)		66,474,220
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,381,957)
NET ASSETS - 100%		$65,092,263

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,898 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $583,480 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$290,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$736
Fidelity Securities Lending Cash Central Fund	10,650
Total	$11,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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